OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 41,024	$ 27,105
Other current liabilities	11,238	8,080
Governmental institutions	14,282	4,846
Governments grants payables	1,230	1,019
Other	259	244
Other current liabilities	$ 68,033	$ 41,294